SEGMENT AND GEOGRAPHIC INFORMATION: (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT AND GEOGRAPHIC INFORMATION:
Schedule of geographic data

	2014	2013	2012
Net product sales:
United States	$488,795	$495,082	$499,660
Canada and Other	51,100	44,545	46,325
	$539,895	$539,627	$545,985
Long-lived assets:
United States	$153,444	$160,099	$161,504
Canada and Other	36,637	36,817	39,786
	$190,081	$196,916	$201,290